CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable, allowance for doubtful accounts	$ 7,221	$ 4,609
Accounts payable	81,157	72,895
Accrued expenses and other current liabilities	10,883	10,999
Deferred revenue	17,380	18,602
Income tax payable	1,667	1,109
Amount due to related parties		447
Non-current deferred tax liability	361	380
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	900,000,000	900,000,000
Common stock, shares issued	127,662,057	127,662,057
Common stock, shares outstanding	119,134,135	122,112,485
Treasury stock, shares	8,527,922	5,549,572
The consolidated variable interest entities without recourse to Air Media Group Inc. [Member]
Accounts payable	75,182	71,045
Accrued expenses and other current liabilities	8,016	8,716
Deferred revenue	17,374	18,596
Income tax payable	455	169
Amount due to related parties		447
Non-current deferred tax liability	$ 361	$ 380